INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Licensing fee $	IP right $	Trademarks $	Technology $	Others $	Total $

Balance at January 1, 2019	1,568	124	9,077	–	2,118	12,887
Additions	6,045	–	–	–	838	6,883
Amortization expense	(2,653)	(124)	(1,068)	–	(1,004)	(4,849)
Written-off	–	–	–	–	(2)	(2)
Exchange differences	85	–	–	–	16	101
Balance at January 1, 2020	5,045	–	8,009	–	1,966	15,020
Acquisition of subsidiaries	–	7,400	–	15,200	4,776	27,376
Additions	2,509	9,930	–	–	2,187	14,626
Disposal of a subsidiary	–	–	–	–	(5)	(5)
Impairment	(471)	(5,160)	–	–	(82)	(5,713)
Amortization expense	(3,150)	(3,214)	(1,068)	(2,322)	(1,940)	(11,694)
Written-off	–	–	–	–	(162)	(162)
Exchange differences	13	186	–	–	126	325
Balance at December 31, 2020	3,946	9,142	6,941	12,878	6,866	39,773

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

	Licensing fee $	IP right $	Trademarks $	Technology $	Others $	Total $

2021	2,375	4,964	1,068	2,533	1,893	12,833
2022	980	1,139	1,068	2,533	1,604	7,324
2023	398	1,139	1,068	2,533	1,015	6,153
2024	193	1,139	1,068	2,533	592	5,525
2025	–	761	1,068	2,533	573	4,935
Thereafter	–	–	1,601	213	1,189	3,003
	3,946	9,142	6,941	12,878	6,866	39,773

During the years ended December 31, 2018, 2019 and 2020, the Company determined that the carrying amount related to an intellectual property right (“IP right”) was not recoverable due to changes in market environment and therefore, impairment loss of $5,054, nil and $5,160, respectively had been recognized in the consolidated statements of operations as “General and administrative expenses”.